Common Stock Purchase Agreements	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Common Stock Purchase Agreements
Common Stock Purchase Agreements

Note 6. Common Stock Purchase Agreements

On December 20, 2010, the Company entered into an equity line of credit facility with Small Cap Biotech, pursuant to which Small Cap Biotech committed to purchase from the Company up to $10,000,000 worth of shares of the Company's registered common stock, subject to a maximum aggregate limit of 9,444,116 common shares, which is equal to one share less than 20% of the Company's outstanding common shares on the closing date of the facility, the trading market limit, less 221,218 shares issued to Small Cap Biotech as a commitment fee. The facility provided that the Company could, from time to time, at its sole discretion, present Small Cap Biotech with draw down notices to purchase Company common stock at a price equal to the daily volume weighted average price of the Company common shares on each day during the draw down period on which shares were purchased, less a discount ranging from 6.0% to 7.0%, based on the trading price of the Company's common stock. On February 9, 2011, the Company completed a draw down and sale of 4,914,632 shares of common stock, at a price of approximately $0.39 per share, for net proceeds of approximately $1,702,000. On February 25, 2011, the Company completed a second draw down and sale of 4,529,484 shares of common stock, at a price of approximately $0.34 per share, for net proceeds of approximately $1,482,000. With the closing of the second draw, the Company had sold all of the 9,444,116 common shares available for issuance under the equity line and the facility, by its terms, automatically terminated on that date.

On February 23, 2010, the Company entered into an equity line of credit facility with Commerce Court Small Cap Value Fund, Ltd. ("Commerce Court"). The facility provides that, upon the terms and subject to the conditions therein, Commerce Court was committed to purchase up to $20,000,000 worth of shares of the Company's registered common stock over approximately 18 months; provided, however, that in no event may the Company issue to Commerce Court more than 8,423,431 shares of common stock, which is equal to one share less than 20% of the Company's outstanding common shares on the closing date of the facility, the trading market limit, less 121,183 shares issued to Commerce Court as a commitment fee. The facility provided that the Company could, from time to time, at its sole discretion, present Commerce Court with draw down notices to purchase Company common stock at a price equal to the daily volume weighted average price of the Company's common shares on each date during the draw down period on which shares were purchased, less a discount ranging from 3.125% to 5.0%, based on the trading price of the Company's common stock. On March 15, 2010, the Company completed a draw down and sale of 4,229,000 shares of common stock, at a price of approximately $1.49 per share, to Commerce Court under the equity line of credit facility. Net proceeds of approximately $6,092,000 were received, after deducting offering costs of approximately $228,000. On December 20, 2010, immediately preceding the Company's entry into the Small Cap Biotech agreement discussed above, the Company and Commerce Court mutually agreed to terminate this equity line of credit facility. The Company did not incur any penalties in connection with such early termination.

Note 7. Common Stock Purchase Agreements

On December 20, 2010, the Company entered into an equity line of credit facility with Small Cap Biotech Value, Ltd. ("Small Cap Biotech"), pursuant to which Small Cap Biotech committed to purchase from the Company up to $10,000,000 worth of shares of the Company's registered common stock, subject to a maximum aggregate limit of 9,444,116 common shares, which is equal to one share less than 20% of the Company's outstanding common shares on the closing date of the facility, the trading market limit, less 221,218 shares issued to Small Cap Biotech as a commitment fee. The facility provided that the Company could, from time to time, at its sole discretion, present Small Cap Biotech with draw down notices to purchase Company common stock at a price equal to the daily volume weighted average price of the Company common shares on each day during the draw down period on which shares were purchased, less a discount ranging from 6.0% to 7.0%, based on the trading price of the Company's common stock. On February 9, 2011, the Company completed a draw down and sale of 4,914,632 shares of common stock, at a price of approximately $0.39 per share, for net proceeds of approximately $1,850,000. On February 25, 2011, the Company completed a second draw down and sale of 4,529,484 shares of common stock, at a price of approximately $0.34 per share, for net proceeds of approximately $1,536,000. With the closing of the second draw, the Company had sold all of the 9,444,116 common shares available for issuance under the equity line and the facility, by its terms, automatically terminated on that date.

On February 23, 2010, the Company entered into an equity line of credit facility with Commerce Court Small Cap Value Fund, Ltd. ("Commerce Court"). The facility provided that, upon the terms and subject to the conditions therein, Commerce Court was committed to purchase up to $20,000,000 worth of shares of the Company's registered common stock over approximately 18 months; provided, however, that in no event may the Company issue more than 8,423,431 shares of common stock, which is equal to one share less than 20% of the Company's outstanding common shares on the closing date of the facility, the trading market limit, less 121,183 shares issued to Commerce Court as a commitment fee. The facility provided that the Company could, from time to time, at its sole discretion, present Commerce Court with draw down notices to purchase Company common stock at a price equal to the daily volume weighted average price of the Company's common shares on each date during the draw down period on which shares were purchased, less a discount ranging from 3.125% to 5.0%, based on the trading price of the Company's common stock. On March 15, 2010, the Company completed a draw down and sale of 4,229,000 shares of common stock, at a price of approximately $1.49 per share, to Commerce Court under the equity line of credit facility. Net proceeds of approximately $6,092,000 were received, after deducting offering costs of approximately $228,000. On December 20, 2010, immediately preceding the Company's entry into the Small Cap Biotech agreement discussed above, the Company and Commerce Court mutually agreed to terminate this equity line of credit facility. The Company did not incur any penalties in connection with such early termination.

On August, 19, 2009, the Company entered into an equity line of credit facility with Azimuth Opportunity Ltd. ("Azimuth"), as amended by Amendment 1 dated November 20, 2009, which provided that, upon the terms and subject to the conditions set forth therein, Azimuth was committed to purchase up to $60,000,000 worth of shares of the Company's common stock over the 18-month term; provided, however, that in no event may the Company issue more than 6,955,606 shares of common stock, the trading market limit under the facility. On November 23, 2009, the Company completed a draw down and sale of 3,465,878 shares of common stock, at a price of approximately $2.15 per share, to Azimuth under the equity line of credit facility. Net proceeds of approximately $7,284,000 were received, after deducting offering costs of approximately $163,000. On December 22, 2009, the Company completed a second draw down and sale of 3,489,728 shares of common stock, at a price of approximately $1.87 per share, to Azimuth under the equity line of credit facility. Net proceeds of approximately $6,439,000 were received, after deducting offering costs of approximately $90,000. With the completion of the second draw, the Company sold to Azimuth the maximum aggregate number of shares that could be sold under the trading market limit. As a consequence of reaching the trading market limit, the equity line of credit facility automatically terminated by its terms on December 22, 2009.